Annual Fund Operating Expenses	Jun. 27, 2025
Schwab Fundamental U.S. Broad Market ETF | Schwab Fundamental U.S. Broad Market ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%
Schwab Fundamental U.S. Large Company ETF | Schwab Fundamental U.S. Large Company ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%
Schwab Fundamental U.S. Small Company ETF | Schwab Fundamental U.S. Small Company ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%
Schwab Fundamental International Equity ETF | Schwab Fundamental International Equity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%
Schwab Fundamental International Small Equity ETF | Schwab Fundamental International Small Equity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.39%
Schwab Fundamental Emerging Markets Equity ETF | Schwab Fundamental Emerging Markets Equity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.39%
Schwab U.S. REIT ETF | Schwab U.S. REIT ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.07%